Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 30, 2022 $ / shares	Jul. 30, 2021 $ / shares	Aug. 02, 2020 $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The Company’s compensation objectives and philosophy, which are discussed further above, are designed to reward the contributions of its NEOs to the Company’s financial performance and provide compensation which is sufficient to attract and retain individuals who are motivated to contribute to the Company’s financial performance. To achieve these goals, the Company has implemented incentive plans which tie a substantial portion of each NEO’s compensation to pre-determined financial goals.
For the year ended December 31, 2022, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Earnings per share, and

ii.
Return on equity.

The following table summarizes the executive compensation earned by the Company’s PEO and other NEOs, the executive compensation actually paid to the Company’s PEO and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2022, 2021, and 2020.
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:
Year(1)					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)(2)	Earnings Per Share ($)
2022	8,780,479	5,558,979	5,868,199	3,774,224	109.79	116.36	198,026,000	$1.23
2021	11,687,600	13,453,100	7,846,358	8,993,933	127.37	145.57	499,949,000	$2.98
2020	7,534,275	11,486,775	5,179,026	7,748,151	118.51	133.00	344,606,000	$1.93

(1)
The PEO is David Chernow for each of the years presented. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Martin Jackson, and Michael Tarvin for each of the years presented.

(2)
Net income includes earnings attributable to both controlling and non-controlling interests.

The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 18, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
2020	7,534,275	4,047,500	6,915,000	2,160,000	(1,075,000)	11,486,775
Non-PEO NEOs
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933
2020	5,179,026	2,630,875	4,494,750	1,404,000	(698,750)	7,748,151

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $24.83, $29.40, $27.66, and $23.24 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock was $29.62 when the PEO and other NEOs’ restricted stock awards vested on July 30, 2022, $39.45 when their restricted stock awards vested on July 30, 2021, and $19.04 when their restricted stock awards vested on August, 2, 2020.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote [Text Block]	(1) The PEO is David Chernow for each of the years presented. The non-PEO NEOs are Robert Ortenzio, Rocco Ortenzio, Martin Jackson, and Michael Tarvin for each of the years presented.
PEO Total Compensation Amount	$ 8,780,479	$ 11,687,600	$ 7,534,275
PEO Actually Paid Compensation Amount	$ 5,558,979	13,453,100	11,486,775
Adjustment To PEO Compensation, Footnote [Text Block]
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 18, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
2020	7,534,275	4,047,500	6,915,000	2,160,000	(1,075,000)	11,486,775
Non-PEO NEOs
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933
2020	5,179,026	2,630,875	4,494,750	1,404,000	(698,750)	7,748,151

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $24.83, $29.40, $27.66, and $23.24 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock was $29.62 when the PEO and other NEOs’ restricted stock awards vested on July 30, 2022, $39.45 when their restricted stock awards vested on July 30, 2021, and $19.04 when their restricted stock awards vested on August, 2, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 5,868,199	7,846,358	5,179,026
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,774,224	8,993,933	7,748,151
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table outlines the adjustments made to the compensation earned by the Company’s PEO and other NEOs, as presented in the Summary Compensation Table on page 18, to derive the compensation actually paid to the Company’s PEO and other NEOs.
		Adjustments
Year	Summary Compensation Table Total ($)	Less: Reported Value of Stock Awards ($)(1)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(2)(3)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(2)(3)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(2)(3)	Compensation Actually Paid ($)
PEO
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
2020	7,534,275	4,047,500	6,915,000	2,160,000	(1,075,000)	11,486,775
Non-PEO NEOs
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933
2020	5,179,026	2,630,875	4,494,750	1,404,000	(698,750)	7,748,151

(1)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(2)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(3)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $24.83, $29.40, $27.66, and $23.24 as of December 31, 2022, 2021, 2020, and 2019, respectively. The closing market price of our stock was $29.62 when the PEO and other NEOs’ restricted stock awards vested on July 30, 2022, $39.45 when their restricted stock awards vested on July 30, 2021, and $19.04 when their restricted stock awards vested on August, 2, 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and TSR
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs, the cumulative total stockholder return (“TSR”) on $100 invested in the Company at the close of the market on December 31, 2019, with dividends being reinvested on the date paid through December 31, 2022, and the cumulative TSR of the S&P Health Care Services Select Industry Index (SPSIHP). The SPSIHP TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Net Income
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s net income.
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TABLE OF CONTENTS

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Earnings per Share
The graph below illustrates the relationship between compensation actually paid to the Company’s PEO and other NEOs and the Company’s earnings per share.

Tabular List [Table Text Block]
For the year ended December 31, 2022, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Earnings per share, and

ii.
Return on equity.

Total Shareholder Return Amount	$ 109.79	127.37	118.51
Peer Group Total Shareholder Return Amount	116.36	145.57	133
Net Income (Loss)	$ 198,026,000	$ 499,949,000	$ 344,606,000
Company Selected Measure Amount	1.23	2.98	1.93
PEO Name	David Chernow	David Chernow	David Chernow
Share Price | $ / shares	$ 24.83	$ 29.4	$ 27.66	$ 29.62	$ 39.45	$ 19.04	$ 23.24
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on equity
PEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,427,500	$ 7,932,000	$ 4,047,500
PEO [Member] | Year End Fair Value of Restricted Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,207,500	5,880,000	6,915,000
PEO [Member] | Change in Fair Value of Outstanding and Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,056,500)	870,000	2,160,000
PEO [Member] | Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,000	2,947,500	(1,075,000)
Non-PEO NEO [Member] | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,827,875	5,155,800	2,630,875
Non-PEO NEO [Member] | Year End Fair Value of Restricted Stock Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,034,875	3,822,000	4,494,750
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,336,725)	565,500	1,404,000
Non-PEO NEO [Member] | Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 35,750	$ 1,915,875	$ (698,750)